Property, Plant and Equipment and Right of-Use Assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of property, plant and equipment [text block] [Abstract]
Schedule of additional right of use assets
Thousands of $	Laboratory equipment	Furniture	IT equipment	Leasehold improvements	TOTAL
Gross value
At January 1, 2020	5,256	270	333	563	6,422
Additions	101	163	178	98	540
Disposals			(4)		(4)
Exchange rate difference arising	2	1	(3)	5	5
Gross value at December 31, 2020	5,359	434	504	666	6,963

Accumulated depreciation
At January 1, 2020	(4,398)	(211)	(272)	(474)	(5,355)
Additions	(467)	(34)	(77)	(53)	(631)
Disposals	1		4		5
Exchange rate difference arising	(10)	1	2	(2)	(9)
Accumulated depreciation at December 31, 2020	(4,874)	(244)	(343)	(529)	(5,990)
Net value at December 31, 2020	485	190	161	137	973

Gross value
At January 1, 2021	5,359	434	504	666	6,963
Additions	255	131	158	675	1,219
Disposals			(2)		(2)
Exchange rate difference arising	(329)	4	13		(312)
Gross value at December 31, 2021	5,285	569	673	1,341	7,868

Accumulated depreciation
At January 1, 2021	(4,874)	(244)	(343)	(529)	(5,990)
Additions	(277)	(64)	(103)	(77)	(521)
Disposals			2		2
Exchange rate difference arising	334	(7)	(15)		312
Accumulated depreciation at December 31, 2021	(4,817)	(315)	(459)	(606)	(6,197)
Net value at December 31, 2021	468	254	214	735	1,671

Schedule of right-of-use assets
Thousands of $	Buildings	Vehicles	Materials	TOTAL
Gross value
At January 1, 2020	1,595	138	897	2,630
Additions	2,017	114		2,131
Disposals		(34)		(34)
Gross value at December 31, 2020	3,612	218	897	4,727

Accumulated depreciation
At January 1, 2020	(577)	(55)	(613)	(1,245)
Additions	(600)	(55)	(116)	(771)
Disposals		23		23
Accumulated amortization at December 31, 2020	(1,177)	(87)	(729)	(1,993)
Net value at December 31, 2020	2,435	131	168	2,734

Gross value
At January 1, 2021	3,612	218	897	4,727
Additions	1,518			1,518
Disposals
Gross value at December 31, 2021	5,130	218	897	6,245

Accumulated depreciation
At January 1, 2021	(1,177)	(87)	(729)	(1,993)
Additions	(752)	(42)	(111)	(905)
Accumulated amortization at December 31, 2021	(1,929)	(129)	(840)	(2,898)
Net value at December 31, 2021	3,201	89	57	3,347

Schedule of amounts related to leases are recognized in profit & loss
Thousands of $	2021	2020	2019
Depreciation expense	905	771	751
Interest expense on lease liabilities	229	93	88